SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investment (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Short-term investment
Impairment losses related to short-term investments	¥ 0
Interest income from short term investments	¥ 74,127